Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 5 - LEASES

The Company leases approximately 879 square meters in Caesarea, Israel.

To secure the lease payments, the Company provided a bank guarantee of $36.

In addition, the Company leases vehicles under various operating lease agreements.

As of December 31, 2025, and 2024, total ROU assets were approximately $239 and $524 and the lease liabilities for operating leases were approximately $217 and $459, respectively.

Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Cash payments for operating leases	351	296	246

The maturities of operating lease liabilities and the reconciliation of undiscounted cash flows for operating lease liabilities as of December 31, 2025, were as follows:

2026	229
2027	36
2028	3
Undiscounted cash flows for operating leases	268
Less: amount representing interest	(51)
Operating lease liabilities	217

The weighted average lease term and weighted average discount rate as of December 31, 2025, was as follows:

Operating leases weighted average remaining lease term (in years)	1.16
Operating leases weighted average discount rate	7.7%